Leases, Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease Liabilities [Abstract]
Lease liability	$ 1,000
Interest expense on lease liabilities	100	$ 0
Maturity Analysis of Lease Payments on an Undiscounted Basis [Abstract]
Undiscounted lease payable	1,080
Lease expenses for short-term leases	100	$ 100	$ 100
Less Than One Year [Member]
Maturity Analysis of Lease Payments on an Undiscounted Basis [Abstract]
Undiscounted lease payable	360
One to Two Years [Member]
Maturity Analysis of Lease Payments on an Undiscounted Basis [Abstract]
Undiscounted lease payable	288
Two to Three Years [Member]
Maturity Analysis of Lease Payments on an Undiscounted Basis [Abstract]
Undiscounted lease payable	288
Three to Four Years [Member]
Maturity Analysis of Lease Payments on an Undiscounted Basis [Abstract]
Undiscounted lease payable	$ 144